Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income (loss) per common share:
Net income (loss)	$ (9,837)	$ (850)	$ (17,315)	$ 4,711	$ (640)	$ (37,713)
Basic weighted average common shares outstanding	1,360,739	941,175	1,359,894	898,444	1,056,988	440,412
Basic	$ (7.23)	$ (0.90)	$ (12.73)	$ 5.24	$ (0.61)	$ (85.63)
Shares:
Stock options and restricted stock units				3,765
Diluted weighted average common shares outstanding	1,360,739	941,175	1,359,894	902,209	1,056,988	440,412
Net earnings (loss) per share:
Diluted	$ (7.23)	$ (0.90)	$ (12.73)	$ 5.22	$ (0.61)	$ (85.63)